Cover	Nov. 20, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 20, 2025
Entity File Number	1-5828
Entity Registrant Name	CARPENTER TECHNOLOGY CORPORATION
Entity Central Index Key	0000017843
Entity Tax Identification Number	23-0458500
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1735 Market Street
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	610
Local Phone Number	208-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $5 Par Value
Trading Symbol	CRS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false